United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—96.5%
	Australian Dollar—1.3%
	State/Provincial—1.3%
790,000	Queensland Treasury Corp., 4.00%, 6/21/2019	$711,693
	British Pound—11.1%
	Finance - Automotive—2.8%
900,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,597,445
	Insurance—2.1%
735,000	MetLife Global Funding I, (Series EMTN), 2.875%, 1/11/2023	1,181,332
	Retailers—1.5%
400,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	818,762
	Sovereign—4.7%
1,350,000	United Kingdom, Government of, Bond 1.75%, 9/7/2022	2,117,640
325,000	United Kingdom, Government of, Bond 3.25%, 1/22/2044	516,779
	TOTAL	2,634,419
	TOTAL BRITISH POUND	6,231,958
	Canadian Dollar—2.3%
	Sovereign—2.3%
1,300,000	Canada, Government of, Bond, 3.25%, 6/1/2021	1,277,271
	Danish Krone—0.3%
	Mortgage Banks—0.3%
954,128	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	197,085
	Euro—43.9%
	Automotive—2.4%
950,000	Daimler AG, (Series EMTN), 1.75%, 1/21/2020	1,320,881
	Beverage & Tobacco—1.4%
500,000	Bat Holdings BV, Sr. Unsecd. Note, (Series EMTN), 4.00%, 7/7/2020	778,579
	Finance - Automotive—1.4%
530,000	BMW Finance N.V., (Series EMTN), 3.25%, 1/14/2019	797,048
	Financial Services—1.1%
350,000	Dubai Holding Comm Op, (Series EMTN), 6.00%, 2/1/2017	616,096
	Metals & Mining—1.9%
730,000	Xstrata Finance (Dubai) Ltd., (Series EMTN), 2.625%, 11/19/2018	1,037,243
	Services—1.0%
400,000	Adecco International Financial Services, (Series EMTN), 2.75%, 11/15/2019	571,892
	Sovereign—33.7%
740,000	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	1,175,044
570,000	Belgium, Government of, 2.25%, 6/22/2023	794,458
210,000	Belgium, Government of, 3.00%, 9/28/2019	317,510
350,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	545,480
1,500,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	2,242,348
450,000	Bundesrepublic Deutschland, 2.25%, 9/4/2021	670,056
850,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,245,396
1,800,000	Buoni Poliennali Del Tes, 4.50%, 5/1/2023	2,713,093
930,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,420,337
790,000	France, Government of, Bond, 3.50%, 4/25/2026	1,209,579

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		Euro—continued
		Sovereign—continued
724,000		France, Government of, Bond, 4.25%, 10/25/2023	$1,192,669
1,025,000		France, Government of, Bond, 4.50%, 4/25/2041	1,778,297
885,000		Netherlands, Government of,1.75%, 7/15/2023	1,210,437
380,000		Portugal, Government of, 6.40%, 2/15/2016	570,776
1,220,000		Spain, Government of, 3.80%, 1/31/2017	1,799,487
		TOTAL	18,884,967
		Telecommunications & Cellular—1.0%
400,000		Telecom Italia SpA, (Series EMTN), 4.625%, 6/15/2015	573,846
		TOTAL EURO	24,580,552
		JAPANESE YEN—33.3%
		Agency—5.2%
200,000,000		Caisse d'Amortissement de la Dette Sociale (CADES), (Series EMTN), 0.61%, 3/12/2014	1,965,395
100,000,000		Instituto de Credito Official, Series 1, 0.82%, 4/23/2014	982,545
		TOTAL	2,947,940
		Banking—7.6%
50,000,000		Asian Development Bank, 2.35%, 6/21/2027	579,543
180,000,000		KFW, 2.05%, 2/16/2026	2,023,774
160,000,000		Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	1,652,173
		TOTAL	4,255,490
		Finance—1.8%
97,000,000		General Electric Capital Corp., (Series MTN), 2.00%, 2/22/2017	998,159
		Sovereign—18.7%
314,000,000		Japan, Government of, 1.30%, 3/20/2021	3,289,632
265,000,000		Japan, Government of, 1.90%, 12/20/2023	2,928,493
240,000,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2017	2,489,508
172,000,000		Japan-284 (10 Year Issue), 1.70%, 12/20/2016	1,765,663
		TOTAL	10,473,296
		TOTAL JAPANESE YEN	18,674,885
		Mexican Peso—1.0%
		Sovereign—1.0%
6,900,000		Mex Bonos Desarr Fix Rate, 6.50%, 6/10/2021	538,202
		Norwegian Krone—0.5%
		Finance - Automotive—0.5%
1,600,000		BMW Finance N.V., (Series EMTN), 3.50%, 7/17/2015	271,296
		Singapore Dollar—1.7%
		Sovereign—1.7%
1,170,000		Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	973,619
		Swedish Krona—1.1%
		Sovereign—1.1%
3,700,000		Sweden, Government of, 3.00%, 7/12/2016	604,889
		TOTAL BONDS (IDENTIFIED COST $57,755,578)	54,061,450
		INVESTMENT FUND—0.1%
461	[1]	GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $46,098 )	35,848
		PURCHASED CALL OPTIONS—0.0%
1,800,000		Barclays Bank AUD Call/NZD Put, Strike Price $1.10, Expiration Date 07/18/2014	13,658

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		PURCHASED CALL OPTIONS—continued
8,000,000		BNP Paribas MXN Call/JPY Put, Strike Price $7.62, Expiration Date 3/5/2014	$5,278
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $27,993)	18,936
		INVESTMENT COMPANIES—3.0%[2]
372,027	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	372,027
138,204		Federated Project and Trade Finance Core Fund	1,333,519
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,747,730)	1,705,546
		TOTAL INVESTMENTS (IDENTIFIED COST $59,577,399)[4]	55,821,780
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	225,591
		TOTAL NET ASSETS—100%	$56,047,371
At February 28, 2014, the fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/7/2014	30,669,800 Japanese Yen	4,000,000 Mexican Nuevo Peso	$—
3/7/2014	2,400,000 Mexican Neuvo Peso	18,412,080 Japanese Yen	$1,072
3/7/2014	2,400,000 Mexican Neuvo Peso	18,389,520 Japanese Yen	$1,072
3/7/2014	36,917,760 Japanese Yen	4,800,000 Mexican Nuevo Peso	$2,543
3/28/2014	800,000 Euro	$1,096,880	$7,346
3/28/2014	8,105,508 Norwegian Krone	$1,345,000	$4,027
3/28/2014	8,154,063 Norwegian Krone	$1,345,000	$12,108
3/28/2014	45,939,945 Japanese Yen	2,882,000 Swedish Krona	$4,774
3/28/2014	53,753,000 Japanese Yen	7,000,000 Mexican Nuevo Peso	$5,586
3/28/2014	800,000 Euro	7,041,680 Swedish Krona	$10,731
3/28/2014	7,080,000 Swedish Krona	800,000 Euro	$24,004
3/28/2014	2,882,000 Swedish Krona	45,081,973 Japanese Yen	$9,771
3/28/2014	7,000,000 Mexican Neuvo Peso	53,120,200 Japanese Yen	$5,674
3/28/2014	90,847,313 Japanese Yen	665,000 Euro	$(6,966)
3/28/2014	700,000 New Turkish Lira	$311,873	$2,074
3/28/2014	65,811,250 Japanese Yen	$642,958	$3,803
3/28/2014	62,105,009 Japanese Yen	$605,123	$5,215
3/28/2014	56,380,158 Japanese Yen	$551,919	$2,158
3/28/2014	1,200,000 Euro	$1,640,034	$16,305
3/28/2014	2,007,682 Canadian Dollar	1,345,000 Euro	$(11,749)
3/28/2014	2,531,541 Canadian Dollar	$2,300,000	$(15,331)
3/28/2014	1,345,000 Euro	2,045,974 Canadian Dollar	$9,460
4/1/2014	169,581,024 Japanese Yen	$1,656,000	$10,597
4/1/2014	1,100,000 Canadian Dollar	5,932,355 Norwegian Krone	$—
4/1/2014	2,984,823 Norwegian Krone	550,000 Canadian Dollar	$—
Contracts Sold:
3/3/2014	61,884 British Pound	$103,291	$(336)
3/3/2014	41,474 Swedish Krona	$6,459	$(10)
3/3/2014	3,263,460 Japanese Yen	$31,919	$(148)
3/7/2014	18,389,520 Japanese Yen	2,400,000 Mexican Neuvo Peso	$(890)
3/7/2014	4,000,000 Mexican Nuevo Peso	30,669,800 Japanese Yen	$(100)
3/7/2014	18,412,080 Japanese Yen	2,400,000 Mexican Neuvo Peso	$(1,112)
3/7/2014	4,800,000 Mexican Nuevo Peso	36,917,760 Japanese Yen	$(1,543)

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (continued)
3/28/2014	2,882,000 Swedish Krona	45,939,945 Japanese Yen	$(2,575)
3/28/2014	7,000,000 Mexican Nuevo Peso	53,753,000 Japanese Yen	$(4,033)
3/28/2014	7,041,680 Swedish Krona	800,000 Euro	$(4,238)
3/28/2014	800,000 Euro	7,080,000 Swedish Krona	$(24,524)
3/28/2014	45,081,973 Japanese Yen	2,882,000 Swedish Krona	$(3,538)
3/28/2014	53,120,200 Japanese Yen	7,000,000 Mexican Neuvo Peso	$(1,007)
3/28/2014	665,000 Euro	90,847,313 Japanese Yen	$(18,118)
3/28/2014	165,708,180 Japanese Yen	$1,620,000	$(8,501)
3/28/2014	183,736,800 Japanese Yen	$1,800,000	$(5,677)
3/28/2014	1,200,000 Euro	$1,640,280	$(16,059)
3/28/2014	700,000 Turkish Lira	$314,211	$264
3/28/2014	2,534,439 Canandian Dollar	$2,300,000	$12,716
3/28/2014	800,000 Euro	$1,100,832	$(3,394)
3/28/2014	8,135,233 Norwegian Krone	$1,345,000	$(8,974)
3/28/2014	8,114,520 Norwegian Krone	$1,345,000	$(5,527)
3/28/2014	1,345,000 Euro	2,007,682 Canadian Dollar	$(32,836)
3/28/2014	2,045,974 Canandian Dollar	1,345,000 Euro	$567
4/1/2014	5,932,355 Norwegian Krone	1,100,000 Canadian Dollar	$5,442
4/1/2014	550,000 Canandian Dollar	2,984,823 Norwegian Krone	$382
4/1/2014	169,417,080 Japanese Yen	$1,656,000	$(8,986)
4/1/2014	800,000 Euro	$1,096,712	$(7,513)
4/1/2014	839,000 Euro	$1,158,202	$146
4/1/2014	101,796,070 Japanese Yen	$1,000,000	$(425)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(36,273)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $410,723 and $548,581, respectively. This is based on contracts held as of each month-end throughout the three-month fiscal period.
The average notional value of purchased options contracts held by the Fund throughout the period was $11,340. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average notional value of short futures contracts held by the Fund throughout the period was $727,335. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
2	Affiliated holdings.
3	7-day net yield.
4	At February 28, 2014, the cost of investments for federal tax purposes was $59,963,435. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $4,141,655. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,430,069 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,571,724.
5	Assets, other than investments in securities, less liabilities.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily NAVs, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$54,061,450	$—	$54,061,450
Investment Fund	—	—	35,848	35,848
Purchased Call Options	18,936	—	—	18,936
Investment Companies[1]	372,027	1,333,519	—	1,705,546
TOTAL SECURITIES	$390,963	$55,394,969	$35,848	$55,821,780
OTHER FINANCIAL INSTRUMENTS[2]	$(36,273)	$—	$—	$(36,273)
1	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014